SEGMENT REPORTING (Net Revenues by Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Net Revenue	$ 1,800.8	$ 773.1	$ 530.1
USA [Member]
Revenue, Major Customer [Line Items]
Net Revenue	519.4	59.3	12.6
South Korea [Member]
Revenue, Major Customer [Line Items]
Net Revenue	204.6	327.7	36.3
Japan [Member]
Revenue, Major Customer [Line Items]
Net Revenue	192.5	55.4	215.2
United Kingdom [Member]
Revenue, Major Customer [Line Items]
Net Revenue	187.5	111.1	34.0
PRC [Member]
Revenue, Major Customer [Line Items]
Net Revenue	140.9	3.9	15.1
India [Member]
Revenue, Major Customer [Line Items]
Net Revenue	128.2	3.7	$ 9.1
Turkey [Member]
Revenue, Major Customer [Line Items]
Net Revenue	120.3	0.3
Australia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	73.0	12.4	$ 19.7
Spain [Member]
Revenue, Major Customer [Line Items]
Net Revenue	59.0	0.6	0.2
Germany [Member]
Revenue, Major Customer [Line Items]
Net Revenue	42.6	67.4	80.1
France [Member]
Revenue, Major Customer [Line Items]
Net Revenue	35.8	$ 45.6	$ 18.7
Chile [Member]
Revenue, Major Customer [Line Items]
Net Revenue	23.4
Italy [Member]
Revenue, Major Customer [Line Items]
Net Revenue	16.0	$ 18.0	$ 32.0
Canada [Member]
Revenue, Major Customer [Line Items]
Net Revenue	13.0	5.7
Belgium [Member]
Revenue, Major Customer [Line Items]
Net Revenue	9.6	1.0	$ 1.3
Switzerland [Member]
Revenue, Major Customer [Line Items]
Net Revenue	9.2	13.2	9.0
Malaysia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	8.6	$ 3.1	$ 3.9
Israel [Member]
Revenue, Major Customer [Line Items]
Net Revenue	4.9
Mexico [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1.3		$ 0.1
South Africa [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.6
Portugal [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.5	$ 28.9	$ 7.6
Greece [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.3	0.6	6.0
Netherlands [Member]
Revenue, Major Customer [Line Items]
Net Revenue	$ 0.3	0.7	1.9
Austria [Member]
Revenue, Major Customer [Line Items]
Net Revenue		$ 4.7	5.0
Bulgaria [Member]
Revenue, Major Customer [Line Items]
Net Revenue			9.1
Cyprus [Member]
Revenue, Major Customer [Line Items]
Net Revenue		$ 0.2	7.4
Others [Member]
Revenue, Major Customer [Line Items]
Net Revenue	$ 9.3	$ 9.6	$ 5.8